CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net Income	$ 2,102	$ 903
Unrealized gains on securities available-for-sale:
Unrealized holding gain (loss) arising during the period	764	(1,537)
Reclassification adjustment for gains included in net income	(123)	(182)
Tax effect	(256)	692
Total other comprehensive income (loss)	385	(1,027)
Comprehensive income	$ 2,487	$ (124)